Accounts Receivable, net (Tables)	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable, net

Accounts receivable, net, consists of the following:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Accounts receivable	29,832	63,643
Less: Allowance for doubtful accounts	(460)	(3,273)
Accounts receivable, net	29,372	60,370

The movement of allowance for doubtful accounts is shown below:

	Year Ended March 31,
	2019	2020
	(Amounts in thousands of RMB)
Beginning balance	(294)	(460)
Additions	(166)	(2,813)
Ending balance	(460)	(3,273)